Cash Distributions and Net Income Per Unit (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended					3 Months Ended		11 Months Ended	12 Months Ended		0 Months Ended
	Nov. 28, 2014	Nov. 14, 2014	Aug. 29, 2014	May 30, 2014	Aug. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 26, 2015
Distribution paid per unit (in dollar per unit)	$ 0.5275		$ 0.515	$ 0.5		$ 0.5408	$ 0.4750		$ 2.0833	$ 1.6371
Distributions paid		$ 20.5		$ 19.2	$ 19.8			$ 1.2	$ 2.6
Allocation to general partner (as a percent)									100.00%
Subsequent Event
Distribution declared per unit (in dollar per unit)											$ 0.5408